Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	December 31, 2024	December 31, 2023

Trade accounts receivable	$4,220,194	$180,000
Allowance for expected credit losses	(360,701)	—
Total accounts receivable, net	$3,859,493	$180,000

Schedule of allowance for expected credit losses

	December 31, 2024	December 31, 2023	December 31, 2022

Beginning balance	$—	$—	$—
Acquisition	360,701	—	—
Ending balance	$360,701	$—	$—